Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Foreign Currency Transaction Loss	$ 0	$ 1,700	$ 200
Allowance for Doubtful Accounts Receivable, Current	1,648	1,567
Advertising Expense	2,500	1,600	700
Capitalized Development Costs	$ 0	$ 100	$ 1,800
Number of Operating Segments	1